Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Ordinary shares	Preferred shares	Additional paid-in Capital	Accumulated deficit
Balance at Dec. 31, 2013	$ (61,704)	$ 5,742	$ 22,438	$ 4,746,548	$ (4,836,432)
Balance, Shares at Dec. 31, 2013		2,226,900	8,624,145
Conversion of preferred shares to ordinary shares on November 26, 2014		$ 22,438	$ (22,438)
Conversion of preferred shares to ordinary shares on November 26, 2014, Shares		8,624,145	(8,624,145)
Reclassification of warrants from liability to equity on November 26, 2014	16,883			16,883
Conversion of convertible loans to ordinary shares on November 26, 2014	720,276	$ 1,920		718,356
Conversion of convertible loans to ordinary shares on November 26, 2014, Shares		743,372
Issuance of ordinary shares, net of issuance cost, on November 26, 2014	1,007,420	$ 2,626		1,004,794
Issuance of ordinary shares, net of issuance cost, on November 26, 2014, Shares		1,016,668
Deemed dividend in respect of equity restructuring				1,842,061	(1,842,061)
Issuance of warrants and capital note in respect of equity restructuring	(90,280)			(90,280)
Stock based compensation	382,595			382,595
Net loss	(2,164,368)				(2,164,368)
Balance at Dec. 31, 2014	(189,178)	$ 32,726		8,620,957	(8,842,861)
Balance, Shares at Dec. 31, 2014		12,611,085
Issuance of ordinary shares, net of issuance cost	298,464	$ 780		297,684
Issuance of ordinary shares, net of issuance cost, Shares		296,813
Stock based compensation	8,788			8,788
Net loss	(1,773,655)				(1,773,655)
Balance at Dec. 31, 2015	(1,655,581)	$ 33,506		8,927,429	(10,616,516)
Balance, Shares at Dec. 31, 2015		12,907,898
Issuance of ordinary shares, net of issuance cost	1,013,808	$ 3,199		1,010,609
Issuance of ordinary shares, net of issuance cost, Shares		1,234,001
Beneficial conversion feature related to bridge financing notes	74,160			74,160
Conversion of bridge financing notes to ordinary shares	206,000	$ 713		205,287
Conversion of bridge financing notes to ordinary shares, Shares		274,667
Exercise of warrants	26,251	$ 76		26,175
Exercise of warrants, Shares		28,638
Exercise of options	154	$ 154
Exercise of options, Shares		59,922
Cumulative effect adjustment from adoption of ASU 2016-09				4,379	(4,379)
Stock based compensation	52,389			52,389
Net loss	(1,621,400)				(1,621,400)
Balance at Dec. 31, 2016	$ (1,904,219)	$ 37,648		$ 10,300,428	$ (12,242,295)
Balance, Shares at Dec. 31, 2016		14,505,126